IFRS 7 Disclosure - Liquidity and Funding Risk - Long-Term Funding Sources (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	$ 226,640	$ 198,833
Unsecured long-term funding [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	139,882	119,241
Secured long-term funding [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	74,720	68,953
Subordinated debentures [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	$ 12,038	$ 10,639